Financial Income (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Income
Interest income under the effective interest method	kr 3,553	kr 102	kr 547
Exchange rate differences	46,642	20,234
Total	kr 50,195	kr 20,336	kr 547